Property and equipment (Tables)	12 Months Ended
Mar. 31, 2018
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Changes in Carrying Value of Property and Equipment

The changes in the carrying value of property and equipment for the year ended March 31, 2017 are as follows:

Gross carrying value	Buildings	Computers and software	Furniture, fixtures and office equipment	Vehicles	Leasehold improvements	Total
Balance as at April 1, 2016	$10,150	$69,203	$60,860	$459	$52,589	$193,261
Additions	—	4,411	7,455	135	8,105	20,106
On acquisition (Refer Note 4(a),(b),(c))	—	1,014	1,895	14	1,820	4,743
Disposals/retirements	—	(3,407)	(1,619)	(33)	(1,723)	(6,782)
Translation adjustments	96	(1,350)	286	12	201	(755)

Balance as at March 31, 2017	$10,246	$69,871	$68,877	$587	$60,992	$210,573

Accumulated depreciation
Balance as at April 1, 2016	$3,661	$58,768	$47,375	$347	$36,874	$147,025
Depreciation	505	5,742	5,126	92	5,438	16,903
Disposals/retirements	—	(3,327)	(1,241)	(20)	(1,354)	(5,942)
Translation adjustments	42	(1,372)	171	10	222	(927)

Balance as at March 31, 2017	$4,208	$59,811	$51,431	$429	$41,180	$157,059

Capital work-in-progress						1,282

Net carrying value as at March 31, 2017						$54,796

The changes in the carrying value of property and equipment for the year ended March 31, 2018 are as follows:

Gross carrying value	Buildings	Computers and software	Furniture, fixtures and office equipment	Vehicles	Leasehold improvements	Total
Balance as at April 1, 2017	$10,246	$69,871	$68,877	$587	$60,992	$210,573
Additions	—	4,597	9,389	93	9,756	23,835
Disposals/retirements	—	(3,350)	(1,718)	(29)	(2,303)	(7,400)
Translation adjustments	(23)	1,965	839	5	721	3,507

Balance as at March 31, 2018	$10,223	$73,083	$77,387	$656	$69,166	$230,515

Accumulated depreciation
Balance as at April 1, 2017	$4,208	$59,811	$51,431	$429	$41,180	$157,059
Depreciation	514	6,442	6,623	97	6,278	19,954
Disposals/retirements	—	(3,345)	(1,674)	(30)	(2,308)	(7,357)
Translation adjustments	(12)	1,822	512	1	296	2,619

Balance as at March 31, 2018	$4,710	$64,730	$56,892	$497	$45,446	$172,275

Capital work-in-progress						2,366

Net carrying value as at March 31, 2018						$60,606